Loans and borrowings	12 Months Ended
Mar. 31, 2024
Borrowings [abstract]
Loans and borrowings	Loans and borrowings

(EUR thousand)	As of March 31
Interest-bearing loans and borrowings from credit institutions	2024	2023
Long-term financing - Senior debt facility	—	630,000
Capitalized financing fees - Senior debt facility	—	(4,704)
Long-term financing - Term loan facility	610,000	—
Capitalized financing fees - Term loan facility	(23,849)	—
Revolving Credit Facility (RCF)	—	99,000
Supplemental Liquidity Facility (SLF)	—	61,324
Other bank loans	2,716	3,216
Total	588,867	788,836
Current portion	889	61,945
Non-current portion	587,978	726,891
Total	588,867	788,836

As of March 31, 2024 the fair value of the Term Loan facility amounts to EUR601.4 million, while the fair value of other bank loans is not materially different to their carrying amounts, since their interest payable approximates the current market rates.
On November 24, 2023, the Group entered into a new Senior Facilities Agreement ("SFA"), with a maturity date of December 5, 2030, which comprises of a term loan of EUR610.0 million (the “Senior Secured Term Loan” or “SSTL”), fully drawn on December 5, 2023, and a revolving credit facility of EUR97.5 million (the “Senior Secured Revolver Facility” or “SSRF”), which remains undrawn as of March 31, 2024. The proceeds from the term loan under the SFA, along with existing cash reserves, were used to fully repay the term loan of EUR630.0 million and amounts outstanding under the RCF of EUR99.0 million.
In addition, EUR24.9 million of debt costs, including the original issue discount, consultancy, agency and other financing-related fees, were recognized related to the SFA.
The residual unamortized debt costs related to the old “SFA”, amounting to EUR3.4 million, were fully written off within the operating expenses in the income statement upon extinguishment on December 5, 2023.
The interest conditions of the SSTL and SSRF are set as the Euribor of the period with a floor of 0.00% plus a margin. The respective margins are dependent on the Net Leverage Ratio, which is calculated based on the annual financial statements of Global Blue Acquisition BV, as per the below table:

Net Leverage Ratio	Margin
SSTL
> 3.30x	5.00%
≤ 3.30x > 2.80x	4.75%
≤ 2.80x	4.50%

SSRF
> 3.85x	4.50%
≤ 3.85x > 3.60x	4.25%
≤ 3.60x > 3.35x	4.00%
≤ 3.35x > 3.10x	3.75%
≤ 3.10x	3.50%
≤ 3.35x > 3.10x	3.75%
≤ 3.10x	3.50%
On December 5, 2023, the applicable margin on the SSTL is 5.0%.
The financial covenant associated with the SFA is based on a predetermined Net Leverage level and is being tested quarterly. The first test date will be as of December 31, 2024 (“December 2024 Test”), and the Group will be required to have a Net Leverage Ratio, defined as the ratio of the outstanding indebtedness to the Group consolidated EBITDA for the twelve months ending December 31, 2024 lower than 8x, provided that the outstanding revolving credit facility loan less the Group aggregate cash is greater than 40% of EUR97.5 million.
Based on the financial projections and forecasted liquidity of the Group, Global Blue anticipates that it will be in compliance with the December 2024 Test.
Security
First-ranking security has been provided in favor of the lenders under the SFA. This security includes pledges on the assets of material subsidiaries of the Group at the time of the conclusion of the transaction to the extent legally permitted and operationally practical. All debt being issued under the SFA ranks pari-passu.
Security in place as of March 31, 2023 and related to the extinguished loan agreements was fully released upon extinguishment in December 2023.

(EUR thousand)	As of March 31
Security	2024	2023
Pledge of shares of consolidated companies	29,243	148,137
Pledge of receivables	36,775	46,321
Pledge of cash and cash equivalents	2,471	11,470
Supplemental Liquidity Facility (“SLF”)
In connection with the closing of the merger and listing, certain pre-transaction shareholders put in place a USD75.0 million (EUR70.1 million) SLF with a 2.75% fixed interest rate repayable in full the latest as of February
28, 2024. On April 1, 2022 the Company withdrew USD20.0 million (EUR18.0 million), which was soon followed by a second withdrawal of USD45.0 million (EUR41.4 million) on April 19, 2022, both to fund working capital needs. On December 15, 2023, the Company fully repaid the SLF.
Other bank loans
With the acquisition of ShipUp that took place during the financial year ended March 31, 2023 the Group acquired a number of bank loans whose total outstanding balance was EUR2.7 million as of March 31, 2024 (EUR3.2 million as of March 31, 2023), of which EUR0.9 million of a short-term nature (EUR0.6 million as of March 31, 2023).
Bank overdrafts
Local credit facilities are available in certain jurisdictions and the facilities as of March 31, 2024 are limited to EUR3.5 million (EUR11.6 million as of March 31, 2023). None of these local overdraft facilities were drawn as of March 31, 2024 and as of March 31, 2023.